Xtrackers RREEF Global Natural Resources ETF Investment Strategy - Xtrackers RREEF Global Natural Resources ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in securities of companies in the natural resources sector. Due to regulatory changes, effective June 11, 2026, the fund will replace its 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in the natural resources sector. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives. For purposes of the fund’s 80% investment policy, the natural resources sector includes companies belonging to one of the following Global Industry Classification Standard® (“GICS”) categories: (i) Agriculture: Agricultural Products & Services, Fertilizers & Agricultural Chemicals, Forest Products, Paper & Plastic Packaging Products & Materials, Paper Products and Timber REITs; (ii) Oil and Gas: Integrated Oil & Gas, Oil & Gas Drilling, Oil & Gas Exploration & Production, Oil & Gas Refining & Marketing and Oil & Gas Equipment & Services; (iii) Coal: Coal & Consumable Fuels; (iv) Industrial Metals: Aluminum, Diversified Metals & Mining, Steel and Copper; and (v) Precious Metals: Gold, Precious Metals & Minerals and Silver. The fund may invest in companies of any market capitalization.Under normal circumstances, the fund invests primarily in equity and equity-related securities, such as common stock, preferred stock, securities convertible into common stock, rights or warrants to purchase common stock and equity securities of real estate investment trusts (REITs). The fund may also invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).In addition, under normal circumstances, the fund may invest up to 20% of its assets in the following: (i) securities of issuers not included in the above-listed GICS natural resources categories that are, in the judgment of portfolio management, otherwise connected to the natural resources sector; (ii) debt securities, including below-investment grade, high-yield debt securities (“junk bonds”), whether or not issued by companies in the natural resources sector; (iii) short-term investments for liquidity purposes, including cash and cash equivalents, repurchase agreements and/or money market funds, including money market funds advised by the fund’s advisor or its affiliates; or (iv) affiliated and unaffiliated exchange-traded funds (ETFs). The fund may invest in ETFs to gain exposure to certain commodities or niche natural resources markets or to equitize portfolio cash positions.The fund allocates its assets among various regions and countries, including emerging market countries, and normally invests a majority of its assets in issuers that are organized or located outside the US or that do a substantial amount of business outside the US.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the group of industries constituting the natural resources sector.The fund is classified as “non-diversified” under the Investment Company Act of 1940, which means the fund may invest in securities of relatively few issuers.Management process. The fund’s advisor, DBX Advisors LLC (the “Advisor”), manages the fund’s portfolio based on a target allocation provided by the fund’s subadvisor, RREEF America L.L.C. (“RREEF”), an affiliate of the Advisor. The target allocation represents RREEF’s recommendations as to the securities to be purchased, sold or retained by the fund. RREEF continuously reviews and, as necessary, adjusts the target allocation that it provides to the Advisor on an ongoing daily basis. The Advisor may adjust the target allocation for tax efficiency and other ETF-specific considerations.Target allocation construction. RREEF uses a multi-step process to select securities for the fund’s target allocation.Top-down research. First, RREEF portfolio management utilizes top-down research analysis to determine allocation weights across market segments and regions. RREEF portfolio management analyzes various factors, including natural resources market dynamics (such as supply/demand conditions, capacity utilization, monetary/fiscal policy, geopolitical factors or “resource nationalism” (i.e., the tendency of governments to exercise greater control over resources located within their borders)), the economic environment (such as interest rates, inflation and economic growth), expected capital flow dynamics and exchange rate conditions.Bottom-up research. RREEF portfolio management then analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund’s exposure to individual securities within each market segment and region. Disciplined valuation analysis drives this decision-making process, guiding RREEF portfolio management to invest in securities it believes can provide superior returns over the long-term, and to sell those that it believes no longer represent the strongest prospects. In addition to valuing the cash flow stream of the underlying assets, RREEF portfolio management considers a number of fundamental, qualitative, and systematic factors including a company’s balance sheet, the quality and geography of the natural resources assets, the management team, liquidity, and a number of environmental, social and governance (ESG) considerations, each of which can impact an investment’s risks and expected returns. Examples of ESG factors typically considered by RREEF portfolio management include carbon emissions, water usage and tailings/waste disposal (environmental); operational safety, Indigenous peoples/community relations, supply chain incidents and labor rights (social); and ESG-linked compensation, independence of board membership and leadership, controlling shareholders, board diversity and staggering of board membership (governance).Lastly, RREEF portfolio management considers the relationships between various segments of the global natural resources markets (such as agriculture, oil and gas and precious metals) when making investment decisions.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management typically uses stock index futures to a limited extent for liquidity purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.Active trading. The fund may trade securities actively and this may lead to high portfolio turnover.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the group of industries constituting the natural resources sector.